Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Share Options Oustanding (Details)												12 Months Ended
	Jun. 22, 2022 shares € / shares	Apr. 14, 2022 shares € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)												600,900	691,200
Number of share options outstanding in share-based payment arrangement (in shares)												2,059,523	1,583,806	986,359
Number of options as of including options exercised during the period (in shares)												0	0
Options lapsed or cancelled during the period (in shares)												125,183	93,753
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)											6,400
Exercise price (euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)												400
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0
Number of options lapsed or cancelled (in shares)												6,000
Options lapsed or cancelled during the period (in shares)												0
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)										4,000		0	0
Exercise price (euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)												4,000	4,000	4,000
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
Options lapsed or cancelled during the period (in shares)												0	0
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)									3,500
Exercise price (euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)												500
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0
Number of options lapsed or cancelled (in shares)												3,000
Options lapsed or cancelled during the period (in shares)												0
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								62,000				0	0
Exercise price (euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)												52,000	52,000	52,000
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												10,000
Options lapsed or cancelled during the period (in shares)												0	0
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							37,500					0	0
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)												25,750	28,250	28,750
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												11,750
Options lapsed or cancelled during the period (in shares)												2,500	500
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						500,000						0	0
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)												500,000	500,000	500,000
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
Options lapsed or cancelled during the period (in shares)												0	0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					407,972							0	0
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)												381,173	387,456	400,709
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												26,799
Options lapsed or cancelled during the period (in shares)												6,283	13,253
OSA 2021-04
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				571,200								0	571,200
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)												421,200	491,200	0
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												150,000
Options lapsed or cancelled during the period (in shares)												70,000	80,000
OSA 2021-06
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			120,000									0	120,000
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			12.99
Number of share options outstanding in share-based payment arrangement (in shares)												120,000	120,000	0
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
Options lapsed or cancelled during the period (in shares)												0	0
OSA 2022-001
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		20,000										20,000
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 6.17	€ 6.17
Number of share options outstanding in share-based payment arrangement (in shares)												0	0
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0
Number of options lapsed or cancelled (in shares)												20,000
Options lapsed or cancelled during the period (in shares)												20,000
OSA 2022-06 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	410,500
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)												398,000
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0
Number of options lapsed or cancelled (in shares)												12,500
Options lapsed or cancelled during the period (in shares)												12,500
OSA 2022-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	170,400
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)												156,500
Number of options, exercised (in shares)												0
Number of options as of including options exercised during the period (in shares)												0
Number of options lapsed or cancelled (in shares)												13,900
Options lapsed or cancelled during the period (in shares)												13,900